Derivative financial instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Credit Default Swap CDS [Abstract]
Risk received in credit Swaps:	R$ 3,894,982	R$ 3,330,639
- Debt securities issued by companies	791,045	749,735
- Bonds of the Brazilian public debt	3,056,778	2,574,317
- Bonds of foreign public debt	47,159	6,587
Risk transferred in credit Swaps:	(1,108,443)	(271,236)
- Brazilian public debt derivatives	(181,382)	(96,870)
- Foreign public debt derivatives	(927,061)	(174,366)
Total net credit risk value	2,786,539	3,059,403
Effect on Shareholders' Equity	84,382	61,551
Remuneration on the counterparty receiving the risk	R$ (11,945)	R$ (7,372)